LAND USE RIGHT, NET (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) a	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2019 CNY (¥) a
LAND USE RIGHT, NET
Land use right	$ 4,892,000		¥ 34,057,000			¥ 34,057,000
Less: accumulated amortization	(372,000)		(1,885,000)			(2,591,000)
Land use right, net	$ 4,520,000		32,172,000			¥ 31,466,000
Payments to Acquire Land Held-for-use					¥ 51,678,000
Area of Land | a	39,000					39,000
Land use right, term of contract					50 years
Amortization Expense for Land Use Right	$ 101,000	¥ 706,000	730,000	¥ 1,155,000
Land use right, pledged as collateral			¥ 32,172,000			¥ 31,466,000